John Hancock
Tax-Advantaged Dividend Income Fund
Quarterly portfolio holdings 7/31/2024

Fund’s investments
As of 7-31-24 (unaudited)
	Shares	Value
Common stocks 85.1% (56.8% of Total investments)		$704,429,230
(Cost $527,242,992)
Communication services 6.7%		55,133,145
Diversified telecommunication services 6.5%
AT&T, Inc. (A)	1,301,849	25,060,593
Verizon Communications, Inc. (A)	704,432	28,543,585
Media 0.2%
Paramount Global, Class B (A)(B)	133,885	1,528,967
Consumer staples 1.5%		12,437,280
Tobacco 1.5%
Philip Morris International, Inc. (A)	108,000	12,437,280
Energy 12.1%		100,109,583
Oil, gas and consumable fuels 12.1%
BP PLC, ADR	845,450	29,920,476
Enbridge, Inc. (A)(B)	347,106	12,988,707
Kinder Morgan, Inc. (A)	1,445,000	30,532,850
Kinetik Holdings, Inc.	35,000	1,451,800
ONEOK, Inc. (A)	215,000	17,915,950
The Williams Companies, Inc. (A)	170,000	7,299,800
Financials 3.0%		24,847,191
Banks 3.0%
Columbia Banking System, Inc. (A)(B)	378,333	9,897,191
Huntington Bancshares, Inc. (A)	1,000,000	14,950,000
Materials 0.8%		6,510,000
Metals and mining 0.8%
Vale SA, ADR	600,000	6,510,000
Real estate 1.7%		13,896,829
Specialized REITs 1.7%
Crown Castle, Inc. (A)	126,243	13,896,829
Utilities 59.3%		491,495,202
Electric utilities 31.8%
Alliant Energy Corp. (A)	340,000	18,924,400
American Electric Power Company, Inc. (A)	335,000	32,870,193
Duke Energy Corp. (A)(B)	265,000	28,956,550
Entergy Corp. (A)	218,000	25,281,460
Evergy, Inc.	295,000	17,110,000
Eversource Energy (A)	318,227	20,656,115
Exelon Corp. (A)(B)	280,000	10,416,000
FirstEnergy Corp. (A)	510,000	21,374,100
OGE Energy Corp. (A)(B)	610,000	23,649,700
Pinnacle West Capital Corp.	80,000	6,847,200
PPL Corp. (A)(B)	775,000	23,033,000
The Southern Company (A)(B)	269,925	22,544,136
Xcel Energy, Inc. (A)	207,000	12,063,960
Gas utilities 2.5%
Spire, Inc. (A)(B)	235,000	15,648,650
UGI Corp.	215,000	5,327,700
Independent power and renewable electricity producers 4.3%
Clearway Energy, Inc., Class C (A)(B)	414,010	11,045,787
2	JOHN HANCOCK TAX-ADVANTAGED DIVIDEND INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Utilities (continued)
Independent power and renewable electricity producers (continued)
NextEra Energy Partners LP	125,000	$3,193,750
The AES Corp.	1,174,600	20,896,134
Multi-utilities 20.7%
Algonquin Power & Utilities Corp.	1,645,700	10,269,168
Ameren Corp. (A)(B)	310,000	24,573,700
Black Hills Corp.	359,775	21,244,714
Dominion Energy, Inc. (A)	389,814	20,839,456
DTE Energy Company (A)	160,000	19,284,800
National Grid PLC, ADR (A)(B)	241,583	15,570,024
NiSource, Inc. (A)	730,000	22,812,500
Public Service Enterprise Group, Inc. (A)	275,000	21,936,750

Sempra (A)	188,924	15,125,255
Preferred securities 29.5% (19.7% of Total investments)		$244,739,807
(Cost $249,142,972)
Communication services 1.0%		7,949,448
Wireless telecommunication services 1.0%
Telephone & Data Systems, Inc., 6.625%	410,400	7,949,448
Financials 19.5%		161,813,633
Banks 9.7%
Bank of America Corp., 7.250%	7,000	8,379,070
Citizens Financial Group, Inc., 7.375%	391,650	10,010,574
Fifth Third Bancorp, 6.000%	381,075	9,050,531
First Citizens BancShares, Inc., 5.375%	194,025	4,268,550
Huntington Bancshares, Inc., 6.875% (6.875% to 4-15-28, then 5 Year CMT + 2.704%)	320,150	7,878,892
KeyCorp, 5.650%	116,975	2,536,018
KeyCorp, 6.200% (6.200% to 12-15-27, then 5 Year CMT + 3.132%)	164,050	3,761,667
M&T Bank Corp., 7.500%	400,000	10,524,000
Regions Financial Corp., 4.450%	332,500	5,895,225
Synovus Financial Corp., 8.861% (3 month CME Term SOFR + 3.614%) (C)	188,000	4,763,920
Wells Fargo & Company, 7.500%	11,000	13,230,250
Capital markets 2.8%
Carlyle Finance LLC, 4.625%	65,274	1,195,820
Morgan Stanley, 6.375%	335,000	8,408,500
Morgan Stanley, 7.125%	144,887	3,674,334
TPG Operating Group II LP, 6.950%	400,000	10,276,000
Consumer finance 1.0%
Synchrony Financial, 8.250% (8.250% to 5-15-29, then 5 Year CMT + 4.044%)	313,900	8,007,589
Financial services 1.8%
Apollo Global Management, Inc., 7.625% (7.625% to 12-15-28, then 5 Year CMT + 3.226%)	534,150	14,320,562
Jackson Financial, Inc., 8.000% (8.000% to 3-30-28, then 5 Year CMT + 3.728%)	40,000	1,031,600
KKR Group Finance Company IX LLC, 4.625%	4,150	79,888
Insurance 4.2%
American National Group, Inc., 5.950% (5.950% to 12-1-24, then 5 Year CMT + 4.322%)	17,050	418,578
American National Group, Inc., 6.625% (6.625% to 9-1-25, then 5 Year CMT + 6.297%)	128,400	3,190,740
Athene Holding, Ltd., 6.350% (6.350% to 6-30-29, then 3 month LIBOR + 4.253%)	355,787	8,627,835
Brighthouse Financial, Inc., 6.600%	100,000	2,293,000
Enstar Group, Ltd., 7.000% (7.000% to 9-1-28, then 3 month LIBOR + 4.015%)	149,425	3,137,925
Lincoln National Corp., 9.000%	408,300	11,330,325
The Allstate Corp., 7.375%	207,525	5,522,240
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK TAX-ADVANTAGED DIVIDEND INCOME FUND	3

	Shares	Value
Utilities 9.0%		$74,976,726
Electric utilities 7.7%
Duke Energy Corp., 5.750%	200,000	4,976,000
NextEra Energy, Inc., 6.926%	337,550	14,906,208
NextEra Energy, Inc., 7.299%	184,250	9,590,213
SCE Trust II, 5.100%	591,973	11,993,373
SCE Trust VI, 5.000%	308,101	6,029,537
SCE Trust VII, 7.500%	361,525	9,461,109
SCE Trust VIII, 6.950%	265,825	6,736,006
Gas utilities 0.6%
Spire, Inc., 5.900%	219,650	5,190,330
Multi-utilities 0.7%
Algonquin Power & Utilities Corp., 9.603% (3 month LIBOR + 4.010% to 7-1-29, then 3 month LIBOR + 4.260% to 7-1-49, then 3 month LIBOR + 5.010%) (C)	200,000	5,036,000
Sempra, 5.750%	45,000	1,057,950

	Rate (%)	Maturity date	Par value^	Value
Corporate bonds 33.5% (22.4% of Total investments)				$277,598,616
(Cost $273,335,540)
Consumer discretionary 0.8%				6,466,340
Automobiles 0.8%
General Motors Financial Company, Inc. (6.500% to 9-30-28, then 3 month LIBOR + 3.436%) (D)	6.500	09-30-28	6,600,000	6,466,340
Financials 25.5%				211,737,673
Banks 20.0%
Banco Santander SA (9.625% to 11-21-33, then 5 Year CMT + 5.298%) (D)	9.625	05-21-33	5,600,000	6,391,616
Bank of America Corp. (5.875% to 3-15-28, then 3 month CME Term SOFR + 3.193%) (D)	5.875	03-15-28	10,025,000	9,885,442
Bank of America Corp. (6.125% to 4-27-27, then 5 Year CMT + 3.231%) (A)(B)(D)	6.125	04-27-27	15,690,000	15,718,415
Barclays PLC (9.625% to 6-15-30, then 5 Year SOFR ICE Swap Rate + 5.775%) (A)(B)(D)	9.625	12-15-29	6,760,000	7,382,610
Citigroup, Inc. (7.375% to 5-15-28, then 5 Year CMT + 3.209%) (D)	7.375	05-15-28	9,800,000	10,049,379
Citigroup, Inc. (7.625% to 11-15-28, then 5 Year CMT + 3.211%) (D)	7.625	11-15-28	11,955,000	12,432,977
Citizens Financial Group, Inc. (3 month CME Term SOFR + 3.265%) (C)(D)	8.579	10-06-24	11,000,000	10,913,142
Citizens Financial Group, Inc. (3 month CME Term SOFR + 3.419%) (C)(D)	8.733	10-06-24	15,500,000	15,379,050
CoBank ACB (6.450% to 10-1-27, then 5 Year CMT + 3.487%) (D)	6.450	10-01-27	5,000,000	4,964,332
CoBank ACB (7.250% to 7-1-29, then 5 Year CMT + 2.880%) (D)	7.250	07-01-29	5,250,000	5,359,095
Comerica, Inc. (5.625% to 10-1-25, then 5 Year CMT + 5.291%) (D)	5.625	07-01-25	8,370,000	8,184,709
Huntington Bancshares, Inc. (5.625% to 7-15-30, then 10 Year CMT + 4.945%) (A)(B)(D)	5.625	07-15-30	7,570,000	7,250,872
Huntington Bancshares, Inc. (3 month CME Term SOFR + 3.142%) (A)(B)(C)(D)	8.443	10-15-24	3,000,000	2,944,609
JPMorgan Chase & Co. (6.875% to 6-1-29, then 5 Year CMT + 2.737%) (A)(B)(D)	6.875	06-01-29	7,820,000	8,080,042
KeyCorp (5.000% to 9-15-26, then 3 month CME Term SOFR + 3.868%) (D)	5.000	09-15-26	5,234,000	4,784,842
Societe Generale SA (10.000% to 5-14-29, then 5 Year CMT + 5.448%) (D)(E)	10.000	11-14-28	5,900,000	6,229,309
The PNC Financial Services Group, Inc. (6.000% to 5-15-27, then 5 Year CMT + 3.000%) (A)(B)(D)	6.000	05-15-27	14,000,000	13,802,632
Wells Fargo & Company (6.850% to 9-15-29, then 5 Year CMT + 2.767%) (A)(B)(D)	6.850	09-15-29	6,500,000	6,578,191
Wells Fargo & Company (7.625% to 9-15-28, then 5 Year CMT + 3.606%) (A)(B)(D)	7.625	09-15-28	8,624,000	9,173,102
Capital markets 2.7%
State Street Corp. (6.700% to 3-15-29, then 5 Year CMT + 2.613%) (D)	6.700	03-15-29	5,244,000	5,249,585
4	JOHN HANCOCK TAX-ADVANTAGED DIVIDEND INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Capital markets (continued)
The Goldman Sachs Group, Inc. (7.500% to 2-10-29, then 5 Year CMT + 3.156%) (A)(B)(D)	7.500	02-10-29	7,493,000	$7,838,757
The Goldman Sachs Group, Inc. (7.500% to 5-10-29, then 5 Year CMT + 2.809%) (D)	7.500	05-10-29	8,861,000	9,132,687
Consumer finance 0.6%
Discover Financial Services (6.125% to 9-23-25, then 5 Year CMT + 5.783%) (D)	6.125	06-23-25	5,200,000	5,161,333
Insurance 2.2%
Markel Group, Inc. (6.000% to 6-1-25, then 5 Year CMT + 5.662%) (D)	6.000	06-01-25	6,500,000	6,461,350
SBL Holdings, Inc. (7.000% to 5-13-25, then 5 Year CMT + 5.580%) (D)(E)	7.000	05-13-25	13,975,000	12,389,595
Utilities 7.2%				59,394,603
Electric utilities 3.2%
Edison International (5.000% to 3-15-27, then 5 Year CMT + 3.901% to 3-15-32, then 5 Year CMT + 4.151% to 3-15-47, then 5 Year CMT + 4.901%) (D)	5.000	12-15-26	3,952,000	3,798,086
Edison International (5.375% to 3-15-26, then 5 Year CMT + 4.698%) (D)	5.375	03-15-26	9,500,000	9,282,894
NRG Energy, Inc. (10.250% to 3-15-28, then 5 Year CMT + 5.920%) (D)(E)	10.250	03-15-28	11,825,000	13,103,264
Independent power and renewable electricity producers 4.0%
The AES Corp. (7.600% to 1-15-30, then 5 Year CMT + 3.201%)	7.600	01-15-55	12,271,000	12,486,737
Vistra Corp. (8.000% to 10-15-26, then 5 Year CMT + 6.930%) (D)(E)	8.000	10-15-26	8,210,000	8,404,011

Vistra Corp. (8.875% to 1-15-29, then 5 Year CMT + 5.045%) (D)(E)	8.875	01-15-29	11,722,000	12,319,611
Convertible bonds 1.6% (1.1% of Total investments)				$13,214,753
(Cost $12,455,000)
Utilities 1.6%				13,214,753
Electric utilities 1.6%
PNM Resources, Inc. (A)(B)(E)	5.750	06-01-54	12,455,000	13,214,753

	Yield (%)	Shares	Value
Short-term investments 0.0% (0.0% of Total investments)			$3,190
(Cost $3,190)
Short-term funds 0.0%			3,190
John Hancock Collateral Trust (F)	5.4652(G)	319	3,190

Total investments (Cost $1,062,179,694) 149.7%	$1,239,985,596
Other assets and liabilities, net (49.7%)	(411,722,950)
Total net assets 100.0%	$828,262,646

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund unless otherwise indicated.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
ADR	American Depositary Receipt
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
(A)	All or a portion of this security is pledged as collateral pursuant to the Liquidity Agreement. Total collateral value at 7-31-24 was $605,663,797.
(B)	All or a portion of this security is on loan as of 7-31-24, and is a component of the fund’s leverage under the Liquidity Agreement. The value of securities on loan amounted to $220,411,272.
(C)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(D)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(E)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK TAX-ADVANTAGED DIVIDEND INCOME FUND	5

(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(G)	The rate shown is the annualized seven-day yield as of 7-31-24.
6	JOHN HANCOCK TAX-ADVANTAGED DIVIDEND INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

DERIVATIVES
SWAPS
Interest rate swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	210,000,000	USD	Fixed 3.662%	USD SOFR Compounded OIS(a)	Semi Annual	Quarterly	May 2026	—	$2,757,013	$2,757,013
Centrally cleared	104,500,000	USD	Fixed 3.473%	USD SOFR Compounded OIS(a)	Semi-Annual	Quarterly	May 2026	—	1,731,664	1,731,664
Centrally cleared	52,200,000	USD	Fixed 3.817%	USD SOFR Compounded OIS(a)	Semi-Annual	Quarterly	Dec 2026	—	261,752	261,752
								—	$4,750,429	$4,750,429

(a)	At 7-31-24, the overnight SOFR was 5.380%.

Derivatives Currency Abbreviations
USD	U.S. Dollar

Derivatives Abbreviations
OIS	Overnight Index Swap
OTC	Over-the-counter
SOFR	Secured Overnight Financing Rate
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK TAX-ADVANTAGED DIVIDEND INCOME FUND	7

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Swaps are generally valued using evaluated prices obtained from an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of July 31, 2024, by major security category or type:
	Total value at 7-31-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks	$704,429,230	$704,429,230	—	—
Preferred securities	244,739,807	244,739,807	—	—
Corporate bonds	277,598,616	—	$277,598,616	—
Convertible bonds	13,214,753	—	13,214,753	—
Short-term investments	3,190	3,190	—	—
Total investments in securities	$1,239,985,596	$949,172,227	$290,813,369	—
Derivatives:
Assets
Swap contracts	$4,750,429	—	$4,750,429	—
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	319	$1,073,058	$193,365,583	$(194,430,822)	$(4,683)	$54	$312,463	—	$3,190
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For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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